S000011750 [Member] Investment Objectives and Goals - Payden Cash Reserves Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN CASH RESERVES MONEY MARKET FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with preservation of principal and liquidity.